Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income (loss)	$ 556	$ 244	$ 707
Adjustments to reconcile net income(loss) to net cash provided by operating activities
Amortization of deferred policy acquisition costs and present value of future profits	359	474	178
Additions to deferred policy acquisition costs and present value of future profits	(329)	(381)	(381)
Change in reserve for future policy benefits and unpaid losses and loss adjustment expenses and unearned premiums	(44)	252	13
Change in reinsurance recoverables	(47)	57	26
Change in receivables and other assets	158	9	(112)
Change in payables and accruals	(1,035)	2,402	295
Change in accrued and deferred income taxes	392	(125)	(131)
Net realized capital losses	1,413	1	882
Net receipts (disbursements) from investment contracts related to policyholder funds – international unit-linked bonds and pension products	(92)	(323)	(167)
Net (increase) decrease in equity securities, trading	120	312	164
Goodwill impairment	149	0	0
Depreciation and amortization	164	194	207
Reinsurance loss on disposition (including goodwill impairment of $61)	61	0	0
Other, net	202	(108)	201
Net cash provided by operating activities	2,027	3,008	1,882
Proceeds from the sale/maturity/prepayment of:
Fixed maturities and short-term investments, available-for-sale	25,163	19,203	28,581
Fixed maturities, fair value option	283	37	20
Equity securities, available-for-sale	133	147	171
Mortgage loans	306	332	1,288
Partnerships	110	128	151
Payments for the purchase of:
Fixed maturities and short-term investments, available-for-sale	(23,949)	(20,517)	(28,871)
Fixed maturities, fair value option	(182)	(661)	(74)
Equity securities, available-for-sale	(97)	(230)	(122)
Mortgage loans	(1,056)	(1,246)	(189)
Partnerships	(417)	(436)	(172)
Proceeds from business sold	58		241
Change in derivatives, net	(2,275)	938	(644)
Change in policy loans, net	1	176	(8)
Change in payables for collateral under securities lending, net	0	0	(46)
Change in all other, net		1	(117)
Net cash provided by (used for) investing activities	(1,922)	(2,128)	209
Financing Activities
Deposits and other additions to investment and universal life-type contracts	10,004	12,124	15,405
Withdrawals and other deductions from investment and universal life-type contracts	(24,608)	(22,720)	(25,030)
Net transfers from (to) separate accounts related to investment and universal life-type contracts	13,196	10,439	8,211
Net increase in securities loaned or sold under agreements to repurchase	1,615
Capital contributions (to) from parent			(195)
Net repayments at maturity or settlement of consumer notes	(153)	(68)	(754)
Net cash used for financing activities	54	(225)	(2,363)
Foreign exchange rate effect on cash	0	(3)	10
Net increase (decrease) in cash	159	652	(262)
Cash — beginning of year	1,183	531	793
Cash — end of year	1,342	1,183	531
Supplemental Disclosure of Cash Flow Information:
Net cash paid (received) during the year for income taxes	(395)	(105)	354
Noncash return of capital	(126)	0	0
Supplemental Disclosure of Non-Cash Investing Activity
Conversion of fixed maturities, available-for-sale to equity securities, available-for-sale	$ 43	$ 0	$ 0